Sales - Reconciliation of customer contract net assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Customer contract net assets at beginning of period	€ 709	€ 771	€ 784
Business related variations	30	(60)	(13)
Changes in the scope of consolidation	4
Translation adjustment	0	(3)	1
Reclassifications and other items	(3)	0	0
Customer contract net assets at end of period	€ 740	€ 709	€ 771